RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reclamation provision	$ 1,524	$ 10,799
Reclamation provision undiscounted value	$ 1,985	$ 16,356
Risk free interest rate	1.68%	1.88%
Durango, Mexico [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Risk free interest rate	6.86%	8.62%
Inflation rate	3.54%	3.80%